Shareholder Report, Average Annual Return (Details) 221920_Concorde Wealth Management Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Concorde Wealth Management Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TF (without sales charge)
Average Annual Return, Percent	10.08%	9.94%	7.96%
S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.30%
Concorde Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Concorde Blended
Average Annual Return, Percent	6.50%	6.68%	6.12%